Document and Entity Information	Dec. 04, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 04, 2024
Entity Registrant Name	FNB CORP/pA/
Entity Incorporation State Country Code	PA
Entity File Number	001-31940
Entity Tax Identification Number	25-1255406
Entity Address Address Line 1	626 Washington Place
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15219
City Area Code	866
Local Phone Number	362-4603
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000037808
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	12 Federal Street
Entity Address Address Line 2	One North Shore Center
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15212